REVENUE RECOGNITION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of disaggregated revenue information by geographic area

The following table summarizes disaggregated revenue information by geographic area based upon the customer’s country of domicile (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
United States	$5,646	$4,248	$16,162	$14,862
India	428	136	1,137	622
Total	$6,074	$4,384	$17,299	$15,484

Schedule of contract liability activity and contract asset activity

Balance as of December 31, 2022	$643
Recognition of revenue recorded as a contract liability as of December 31, 2022	(643)
Deferred of revenue billed in the current period, net of recognition of revenue	197

Balance as of September 30, 2023	$197

Balance as of December 31, 2023	$1,121
Recognition of revenue recorded as a contract liability as of December 31, 2023	(1,121)
Deferred of revenue billed in the current period, net of recognition of revenue	662

Balance as of September 30, 2024	$662
The following table summarizes the contract asset activity for the nine months ended September 30, 2024 (in thousands):

Balance as of December 31, 2023	$344
Recognition of costs to fulfill during the nine months ended September 30, 2024	(344)
Balance as of September 30, 2024	$—

ConnectM Before Business Combination
Schedule of disaggregated revenue information by geographic area

	For the years ended December 31,
	2023	2022
United States	$19,024,606	$14,657,176
India	947,633	784,139
Total	$19,972,239	$15,441,315

Schedule of contract liability activity and contract asset activity

Balance as of December 31, 2021	$74,431
Recognition of revenue recorded as a contract liability as of December 31, 2021	(74,431)
Deferral of revenue billed in the current period	643,254
Balance as of December 31, 2022	$643,254
Recognition of revenue recorded as a contract liability as of December 31, 2022	(643,254)
Deferral of revenue billed in the current period, net of recognition of revenue	1,120,817
Balance as of December 31, 2023	$1,120,817

Balance as of December 31, 2022	$—
Recognition of costs to fulfill during the year ended December 31, 2023, net of amortization	343,646
Balance as of December 31, 2023	$343,646